Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other current assets
The below table provides details related to Other current assets as of December 31, 2024 and 2023.

($ millions)	2024	2023
Current portion of long-term receivables from customers	117	116
Current portion of minimum lease payments from finance lease agreements	23	27
Current portion of long-term financial investments measured at FVPL	1	7
Prepaid expenses	117	112
VAT receivables	59	62
Other receivables, security deposits and current assets	124	101
Derivative financial instruments	12	2
Total other current assets	453	427